CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 34,639	$ 127,512